Fair Value Measurements (Details - Assets by level) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fixed maturities:
Total fixed maturities	$ 16,217	$ 14,709
Equity securities	100	127
Short-term investments	225	174
Separate account assets
Total separate account assets	8,093	7,908
Separate Account Transfers Into Out Of Level 3 [Abstract]
Transfers into Level 3	4	9
Transfers out of Level 3	(16)	(26)
Total transfers into/(out of) Level 3	(12)	(17)
Fair Value Inputs Level 1 [Member]
Fixed maturities:
Federal government and agency	217	133
State and local government	0	0
Foreign government	0	0
Corporate	0	0
Federal agency mortgage-backed	0	0
Other mortgage-backed	0	0
Other asset-backed	0	0
Total fixed maturities	217	133
Equity securities	3	6
Subtotal	220	139
Short-term investments	0	0
GMIB assets	0	0
Other derivative assets	0	0
Total financial assets at fair value, excluding separate accounts	220	139
Financial liabilities at fair value:
GMIB liabilities	0	0
Other derivative liabilities	0	0
Total financial liabilities at fair value	0	0
Separate account assets
Guaranteed separate accounts (See Note 24)	249	286
Non-guaranteed separate accounts	1,804	1,947
Total separate account assets	2,053	2,233
Fair Value Inputs Level 2 [Member]
Fixed maturities:
Federal government and agency	738	550
State and local government	2,456	2,467
Foreign government	1,251	1,137
Corporate	10,132	9,080
Federal agency mortgage-backed	9	10
Other mortgage-backed	79	85
Other asset-backed	363	348
Total fixed maturities	15,028	13,677
Equity securities	67	87
Subtotal	15,095	13,764
Short-term investments	225	174
GMIB assets	0	0
Other derivative assets	45	19
Total financial assets at fair value, excluding separate accounts	15,365	13,957
Financial liabilities at fair value:
GMIB liabilities	0	0
Other derivative liabilities	30	32
Total financial liabilities at fair value	30	32
Separate account assets
Guaranteed separate accounts (See Note 24)	1,439	1,418
Non-guaranteed separate accounts	3,851	3,663
Total separate account assets	5,290	5,081
Fair Value Inputs Level 3 [Member]
Fixed maturities:
Federal government and agency	3	4
State and local government	0	0
Foreign government	23	17
Corporate	381	364
Federal agency mortgage-backed	0	0
Other mortgage-backed	1	3
Other asset-backed	564	511
Total fixed maturities	972	899
Equity securities	30	34
Subtotal	1,002	933
Short-term investments	0	0
GMIB assets	712	480
Other derivative assets	0	0
Total financial assets at fair value, excluding separate accounts	1,714	1,413
Financial liabilities at fair value:
GMIB liabilities	1,333	903
Other derivative liabilities	0	0
Total financial liabilities at fair value	1,333	903
Level 3 Financial Assets Carried At Fair Value [Abstract]
Other asset and mortgage-backed securities - valued using pricing models	565	514
Corporate and government bonds - valued using pricing models	355	312
Corporate bonds - valued at transaction price	52	73
Financial Instruments Owned Principal Investments Equity Securities At Fair Value	30	34
Separate account assets
Guaranteed separate accounts (See Note 24)	0	0
Non-guaranteed separate accounts	750	594
Total separate account assets	$ 750	$ 594